--------------------------------------------------------------------------------
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                           [LOGO FOR EXCELSIOR FUNDS]



                                  Money Market
                                   Portfolios


                                 ANNUAL REPORT

                                 March 31, 2001

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS....................................................    1
STATEMENTS OF ASSETS AND LIABILITIES......................................    2
STATEMENTS OF OPERATIONS..................................................    3
STATEMENTS OF CHANGES IN NET ASSETS.......................................    4
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS..................    6
PORTFOLIOS OF INVESTMENTS
 Money Fund...............................................................    8
 Government Money Fund....................................................    9
 Treasury Money Fund......................................................   10
 Tax-Exempt Money Fund....................................................   11
 New York Tax-Exempt Money Fund...........................................   16
NOTES TO FINANCIAL STATEMENTS.............................................   19
INDEPENDENT AUDITORS' REPORT..............................................   25
FEDERAL TAX INFORMATION...................................................   26

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services 1-800-
  446-1012 (From overseas, call 617-557-8280)
 . Current Price and Yield Information 1-800-446-1012
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    c/o J.P. Morgan Investor Services Co.
    P.O. Box 2798
    Boston, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                            LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Shareholder:

  The fiscal year ended March 31, 2001 proved to be a highly challenging one in the financial markets. In many respects, as we look back over the fiscal year, financial markets performed as a polar opposite to that of fiscal year 2000.

  Domestically, the effects of several Federal Reserve interest rate hikes in late fiscal 2000 began to impact the economy. Oil prices began to rise. Concerns over slowing corporate earnings growth became a renewed focus of investors. Formerly high-flying technology and growth stocks were brought back to more realistic valuation levels. Internationally, many of these same factors combined with a weak Euro and Yen to further dampen equity performance. On the positive side, the bond market began to rally as investors moved out of equities and into fixed income securities. Finally, as the fiscal year closed, the Federal Reserve began cutting interest rates, reversing the tightening it began the year before. We are cautiously optimistic that this action will prove to be the precursor to a market recovery over the next year.

  During the next year, we will continue our efforts to enhance your investing experience with Excelsior. We are in the process of redesigning our website, excelsiorfunds.com, to provide you with greater servicing options as well as direct access to your account. You will be receiving further information from Excelsior as we approach the rollout of these enhanced services.

  As always, we appreciate your confidence in selecting Excelsior to fulfill your investment needs. We remain committed to providing you with first-class investment products and are confident that the broad array of domestic and international equity as well as taxable and tax-exempt fixed-income funds will help you to meet your financial objectives.

                                          Sincerely,

                                          /s/ Frederick S. Wonham
                                          Frederick S. Wonham
                                          Chairman of the Board and President

Excelsior Funds
Statements of Assets and Liabilities
March 31, 2001

                                                                                                              New York
                                                                 Government      Treasury     Tax-Exempt     Tax-Exempt
                                                   Money           Money          Money         Money          Money
                                                    Fund            Fund           Fund          Fund           Fund
                                               --------------  --------------  ------------ --------------  ------------
  ASSETS:
   Investments, at cost--see
    accompanying portfolios..................  $2,178,100,093  $1,475,311,863  $618,833,963 $2,626,571,864  $680,417,951
                                               ==============  ==============  ============ ==============  ============
   Investments, at value (Note 1)............  $2,178,100,093  $1,475,311,863  $618,833,963 $2,626,571,864  $680,417,951
   Cash......................................        --              --                 171       --             --
   Interest receivable.......................       5,938,865       3,699,692       347,963     15,384,790     4,296,783
   Receivable for shares sold................        --              --                  54       --             --
   Prepaid expenses..........................          71,576          12,149         7,685         26,216         5,508
                                               --------------  --------------  ------------ --------------  ------------
   Total Assets..............................   2,184,110,534   1,479,023,704   619,189,836  2,641,982,870   684,720,242

  LIABILITIES:
   Payable for dividends declared............       9,095,614       5,736,464     2,443,998      6,501,733     1,526,567
   Payable for investments purchased.........        --              --             --          17,023,729       --
   Payable for shares redeemed...............         321,453        --             546,402       --             --
   Investment advisory fees payable (Note 2).          36,722         229,216       104,880        227,248       116,249
   Administration fees payable (Note 2)......         256,110         297,583        88,946        376,354        87,157
   Administrative servicing fees payable
    (Note 2).................................         385,586          54,274        59,762        380,301         7,706
   Directors' fees payable (Note 2)..........          10,132           5,783           482          2,597         7,045
   Due to custodian bank.....................        --              --             --              93,739       436,685
   Accrued expenses and other payables.......         303,962         140,588        19,564         48,033        93,842
                                               --------------  --------------  ------------ --------------  ------------
   Total Liabilities.........................      10,409,579       6,463,908     3,264,034     24,653,734     2,275,251
                                               --------------  --------------  ------------ --------------  ------------
  NET ASSETS.................................  $2,173,700,955  $1,472,559,796  $615,925,802 $2,617,329,136  $682,444,991
                                               ==============  ==============  ============ ==============  ============
  NET ASSETS consist of:
   Undistributed (distributions in excess of)
    net investment income....................  $        2,454  $         (340) $      3,509 $        1,986  $    --
   Accumulated net realized gain (loss) on
    investments..............................         (16,594)        (77,590)       20,905       (108,365)      (12,109)
   Par value (Note 3)........................       2,173,904       1,472,692       615,908      2,617,686       682,458
   Paid in capital in excess of par value....   2,171,541,191   1,471,165,034   615,285,480  2,614,817,829   681,774,642
                                               --------------  --------------  ------------ --------------  ------------
  Total Net Assets...........................  $2,173,700,955  $1,472,559,796  $615,925,802 $2,617,329,136  $682,444,991
                                               ==============  ==============  ============ ==============  ============
  Net Assets:
   Shares....................................  $1,891,041,559  $1,472,559,796  $615,925,802 $2,617,329,136  $682,444,991
   Institutional Shares......................     282,659,396        --             --            --             --

  Shares of Common Stock
    Outstanding  (Note 3):
   Shares....................................   1,891,245,280   1,472,692,475   615,908,497  2,617,685,591   682,457,853
   Institutional Shares......................     282,659,025        --             --            --             --

  NET ASSET VALUE PER SHARE:
   Shares....................................           $1.00           $1.00         $1.00          $1.00         $1.00
                                                        =====           =====         =====          =====         =====
   Institutional Shares......................           $1.00              --            --             --            --
                                                        =====             ===           ===            ===           ===

                       See Notes to Financial Statements

Excelsior Funds
Statements of Operations
Year Ended March 31, 2001

                                                                                  New York
                                          Government    Treasury    Tax-Exempt   Tax-Exempt
                               Money         Money        Money        Money        Money
                                Fund         Fund         Fund         Fund         Fund
                            ------------  -----------  -----------  -----------  -----------
  INVESTMENT INCOME:
   Interest income........  $118,080,420  $67,979,982  $30,211,178  $89,362,681  $20,754,873
                            ------------  -----------  -----------  -----------  -----------
  EXPENSES:
   Investment advisory
    fees (Note 2).........     4,676,935    2,734,031    1,549,527    5,521,793    2,628,265
   Administrative
    servicing fees (Note
    2)....................     3,826,385      317,251      236,505    1,642,131       46,802
   Administration fees
    (Note 2)..............     2,843,576    1,662,291      785,094    3,357,250      798,993
   Custodian fees.........       478,779      274,159      131,492      561,846      139,819
   Legal and audit fees...       178,056       96,640       42,254      184,170       43,082
   Shareholder servicing
    agent fees............        81,816       21,798       15,540       26,761       12,972
   Shareholder reports....        60,428       31,779       10,590       31,742       12,366
   Directors' fees and
    expenses (Note 2).....        40,389       23,257        9,224      100,357       29,159
   Registration and filing
    fees..................        34,095       25,601       16,121       23,330        3,526
   Miscellaneous expenses.       399,928      109,641       33,583      184,035       76,952
                            ------------  -----------  -----------  -----------  -----------
   Total Expenses.........    12,620,387    5,296,448    2,829,930   11,633,415    3,791,936
   Fees waived and
    reimbursed by
    investment adviser and
    administrators (Note
    2)....................    (4,486,245)    (317,023)    (236,505)  (1,642,130)  (1,126,976)
                            ------------  -----------  -----------  -----------  -----------
   Net Expenses...........     8,134,142    4,979,425    2,593,425    9,991,285    2,664,960
                            ------------  -----------  -----------  -----------  -----------
  NET INVESTMENT INCOME...   109,946,278   63,000,557   27,617,753   79,371,396   18,089,913
                            ------------  -----------  -----------  -----------  -----------
  REALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain
    (loss) on security
    transactions..........         2,730        2,903       45,244      (15,612)       5,783
                            ------------  -----------  -----------  -----------  -----------
  Net increase in net
   assets resulting from
   operations.............  $109,949,008  $63,003,460  $27,662,997  $79,355,784  $18,095,696
                            ============  ===========  ===========  ===========  ===========

                       See Notes to Financial Statements

Excelsior Funds
Statements of Changes in Net Assets

                                                                                            New York
                                              Government      Treasury      Tax-Exempt     Tax-Exempt
                                Money           Money          Money          Money          Money
                                 Fund            Fund           Fund           Fund           Fund
                            --------------  --------------  ------------  --------------  ------------
  Year Ended March 31,
   2001
  Net investment income...  $  109,946,278  $   63,000,557  $ 27,617,753  $   79,371,396  $ 18,089,913
  Net realized gain (loss)
   on investments.........           2,730           2,903        45,244         (15,612)        5,783
                            --------------  --------------  ------------  --------------  ------------
  Net increase in net
   assets resulting from
   operations.............     109,949,008      63,003,460    27,662,997      79,355,784    18,095,696
  Distributions to
   shareholders:
   From net investment
    income
   Shares.................     (91,683,321)    (63,000,822)  (27,640,444)    (79,371,283)  (18,089,913)
   Institutional Shares*..     (18,260,865)       --             --             --             --
                            --------------  --------------  ------------  --------------  ------------
    Total distributions...    (109,944,186)    (63,000,822)  (27,640,444)    (79,371,283)  (18,089,913)
                            --------------  --------------  ------------  --------------  ------------
  Increase in net assets
   from fund share
   transactions (Note 3):
   Shares.................     423,856,276     699,866,885    90,509,329     566,236,394   261,046,105
   Institutional Shares*..       9,660,199        --             --             --             --
                            --------------  --------------  ------------  --------------  ------------
    Total from fund share
     transactions.........     433,516,475     699,866,885    90,509,329     566,236,394   261,046,105
                            --------------  --------------  ------------  --------------  ------------
  Net increase in net
   assets.................     433,521,297     699,869,523    90,531,882     566,220,895   261,051,888
  NET ASSETS:
   Beginning of year......   1,740,179,658     772,690,273   525,393,920   2,051,108,241   421,393,103
                            --------------  --------------  ------------  --------------  ------------
   End of year (1)........  $2,173,700,955  $1,472,559,796  $615,925,802  $2,617,329,136  $682,444,991
                            ==============  ==============  ============  ==============  ============
   (1) Including
     undistributed
     (distributions in
     excess of) net
     investment income....  $        2,454  $         (340) $      3,509  $        1,986  $  --
                            ==============  ==============  ============  ==============  ============
  Year Ended March 31,
   2000
  Net investment income...  $   61,079,910  $   39,690,327  $ 21,653,324  $   44,713,807  $  9,329,928
  Net realized gain (loss)
   on investments.........          34,486          (1,247)      (24,339)         68,882       (17,892)
                            --------------  --------------  ------------  --------------  ------------
  Net increase in net
   assets resulting from
   operations.............      61,114,396      39,689,080    21,628,985      44,782,689     9,312,036
  Distributions to
   shareholders:
   From net investment
    income
   Shares.................     (56,402,552)    (39,690,302)  (21,653,324)    (44,703,007)   (9,329,928)
   Institutional Shares*..      (4,676,979)       --             --             --             --
                            --------------  --------------  ------------  --------------  ------------
    Total distributions...     (61,079,531)   (39,690,302)   (21,653,324)   (44,703,007)    (9,329,928)
                            --------------  --------------  ------------  --------------  ------------
  Increase in net assets
   from fund share
   transactions (Note 3):
   Shares.................     493,480,150     130,860,598    31,201,410     547,959,304   115,691,688
   Institutional Shares*..     272,997,023        --             --             --             --
                            --------------  --------------  ------------  --------------  ------------
    Total from fund share
     transactions.........     766,477,173     130,860,598    31,201,410     547,959,304   115,691,688
                            --------------  --------------  ------------  --------------  ------------
  Net increase in net
   assets.................     766,512,038     130,859,376    31,177,071     548,038,986   115,673,796
  NET ASSETS:
   Beginning of year......     973,667,620     641,830,897   494,216,849   1,503,069,255   305,719,307
                            --------------  --------------  ------------  --------------  ------------
   End of year (2)........  $1,740,179,658  $  772,690,273  $525,393,920  $2,051,108,241  $421,393,103
                            ==============  ==============  ============  ==============  ============
 --------
   (2) Including
     undistributed
     (distributions in
     excess of) net
     investment income....  $          362  $          (75) $     26,200  $        1,873  $  --
                            ==============  ==============  ============  ==============  ============

 --------
* Institutional Shares of the Money Fund commenced operations on December 16, 1999.
                       See Notes to Financial Statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Excelsior Funds
Financial Highlights-Selected Per Share Data and Ratios

  For a Fund share outstanding throughout each period.

                           Net Asset                             Total    Dividends     Dividends
                            Value,      Net      Net Realized     From     From Net    in Excess of
                           Beginning Investment  Gain (Loss)   Investment Investment  Net Investment
                           of Period   Income   on Investments Operations   Income        Income
                           --------- ---------- -------------- ---------- ----------  --------------
  MONEY FUND
   Shares -- (5/3/85*)
   Year Ended March 31,
   1997...................   $1.00    $0.04888          --      $0.04888  $(0.04888)          --
   1998...................    1.00     0.05139          --       0.05139   (0.05139)          --
   1999...................    1.00     0.04901          --       0.04901   (0.04901)          --
   2000...................    1.00     0.05005          --       0.05005   (0.05005)          --
   2001...................    1.00     0.05804          --       0.05804   (0.05804)          --
  GOVERNMENT MONEY FUND -- (5/8/85*)
   Year Ended March 31,
   1997...................   $1.00    $0.04862          --      $0.04862  $(0.04862)          --
   1998...................    1.00     0.05082          --       0.05082   (0.05082)          --
   1999...................    1.00     0.04838          --       0.04838   (0.04838)          --
   2000...................    1.00     0.05004          --       0.05004   (0.05004)          --
   2001...................    1.00     0.05752          --       0.05752   (0.05752)          --
  TREASURY MONEY FUND --
    (2/13/91*) Year Ended
   March 31,
   1997...................   $1.00    $0.04676          --      $0.04676  $(0.04676)          --
   1998...................    1.00     0.04853          --       0.04853   (0.04853)          --
   1999...................    1.00     0.04543     $0.00002      0.04545   (0.04545)          --
   2000...................    1.00     0.04560          --       0.04560   (0.04560)          --
   2001...................    1.00     0.05339          --       0.05339   (0.05339)          --
  TAX-EXEMPT MONEY FUND --
    (5/24/85*) Year Ended March 31,
   1997...................   $1.00    $0.03050          --      $0.03050  $(0.03050)          --
   1998...................    1.00     0.03216          --       0.03216   (0.03216)          --
   1999...................    1.00     0.02911          --       0.02911   (0.02910)    $(0.00001)
   2000...................    1.00     0.02946    $(0.00001)     0.02945   (0.02945)          --
   2001...................    1.00     0.03580          --       0.03580   (0.03580)          --
  NEW YORK TAX-EXEMPT MONEY FUND -- (8/3/98*)
   Period Ended March 31,
    1999..................   $1.00    $0.01711          --      $0.01711  $(0.01711)          --
   Year Ended March 31,
   2000...................    1.00     0.02809          --       0.02809   (0.02809)          --
   2001...................    1.00     0.03431          --       0.03431   (0.03431)          --

 * Commencement of Operations
(1) Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(2) Not Annualized
(3) Annualized
                       See Notes to Financial Statements

                                                  Ratio of     Ratio of     Ratio of
                                         Net        Net          Gross        Net
                  Net Asset            Assets,   Operating     Operating   Investment
                   Value,                End      Expenses     Expenses      Income      Fee
       Total       End of   Total     of Period  to Average   to Average   to Average  Waivers
   Distributions   Period   Return     (000's)   Net Assets  Net Assets(1) Net Assets  (Note 2)
   -------------  --------- ------    ---------- ----------  ------------- ----------  --------
    $(0.04888)      $1.00   5.00%     $  498,066   0.47%         0.53%       4.89%     $0.00052
     (0.05139)       1.00   5.26%        658,872   0.48%         0.52%       5.14%      0.00046
     (0.04901)       1.00   5.01%        973,668   0.48%         0.52%       4.85%      0.00049
     (0.05005)       1.00   5.08%      1,467,183   0.47%         0.58%       5.05%      0.00104
     (0.05804)       1.00   5.96%      1,891,042   0.47%         0.71%       5.84%      0.00238

    $(0.04862)      $1.00   4.97%     $  533,834   0.47%         0.51%       4.86%     $0.00241
     (0.05082)       1.00   5.20%        600,117   0.47%         0.50%       5.09%      0.00030
     (0.04838)       1.00   4.95%        641,831   0.47%         0.50%       4.85%      0.00029
     (0.05004)       1.00   5.08%        772,690   0.47%         0.50%       5.01%      0.00035
     (0.05752)       1.00   5.91%      1,427,560   0.46%         0.48%       5.76%      0.00029

    $(0.04676)      $1.00   4.78%     $  349,087   0.52%         0.54%       4.68%     $0.00026
     (0.04853)       1.00   4.96%        469,640   0.52%         0.54%       4.86%      0.00021
     (0.04545)       1.00   4.64%        499,217   0.52%         0.55%       4.55%      0.00029
     (0.04560)       1.00   4.62%        525,394   0.51%         0.53%       4.58%      0.00021
     (0.05339)       1.00   5.47%        615,926   0.50%         0.55%       5.35%      0.00046

    $(0.03050)      $1.00   3.09%     $1,069,686   0.47%         0.52%       3.05%     $0.00053
     (0.03216)       1.00   3.26%      1,396,531   0.47%         0.53%       3.21%      0.00053
     (0.02911)       1.00   2.95%      1,503,069   0.46%         0.52%       2.91%      0.00059
     (0.02945)       1.00   2.96%      2,051,108   0.46%         0.52%       2.97%      0.00066
     (0.03580)       1.00   3.64%      2,617,329   0.45%         0.53%       3.59%      0.00075

    $(0.01711)      $1.00   1.72%(2)  $  305,719   0.47%(3)      0.79%(3)    2.24%(3)  $ 0.0219
     (0.02809)       1.00   2.82%        421,393   0.54%         0.71%       2.84%      0.00174
     (0.03431)       1.00   3.49%        682,445   0.51%         0.72%       3.43%      0.00214

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments March 31, 2001
Money Fund




  Principal                                             Discount     Value
    Amount                                                Rate      (Note 1)
  ---------                                             -------- --------------
 COMMERCIAL PAPER -- 74.12%
 $100,000,000 Abbott Laboratories, 04/30/01..........     5.00%  $   99,597,222
  100,000,000 Bank of America Corp., 09/17/01........     4.80      100,000,000
  100,000,000 Barclays Funding, 04/06/01.............     4.98       99,930,833
  100,000,000 CIT Group, Inc., 07/12/01..............     4.77       98,648,500
   80,000,000 Commerzbank, 05/01/01..................     5.04       79,664,000
   13,000,000 Dupont, 04/02/01.......................     5.45       12,998,032
   85,000,000 Ford Motor Credit Corp., 07/18/01......     5.00       83,725,000
  100,000,000 Gannett Co., Inc., 04/12/01............     5.05       99,845,694
   90,000,000 GE Capital, 05/09/01...................     5.28       90,095,393
   85,000,000 GMAC Commercial Holding Corp.,
               07/23/01..............................     5.00       83,665,973
   80,000,000 Goldman Sachs Group, Inc., 04/12/01....     5.40       79,868,000
   75,000,000 Household Finance Corp., 12/07/01......     5.72#      75,000,000
  100,000,000 Morgan Stanley Dean Witter & Co.,
               07/20/01..............................     4.62       98,588,333
   77,000,000 Motorola Credit Corp., 04/05/01........     6.34       76,945,758
  100,000,000 National Rural Utilities, 05/22/01.....     4.95       99,298,750
  100,000,000 Pitney Bowes Credit Corp., 04/02/01....     5.50       99,984,722
  100,000,000 Receivable Capital Corp., 05/03/01.....     5.02       99,553,778
   85,000,000 Society Generale North America,
               07/23/01..............................     5.00       83,665,973
   50,000,000 Windmill Funding Corp., 04/06/01.......     5.02       49,965,139
                                                                 --------------
              TOTAL COMMERCIAL PAPER
               (Cost $1,611,041,100)                              1,611,041,100
                                                                 --------------

  Principal                                            Discount     Value
    Amount                                               Rate      (Note 1)
  ---------                                            -------- --------------
 U.S GOVERNMENT & AGENCY OBLIGATIONS -- 25.53%
 $ 10,000,000 Federal Home Loan Bank 04/02/01.......      5.13% $    9,998,575
              Student Loan Marketing Association:
   45,000,000 04/02/01..............................      5.13      44,993,588
  300,000,000 07/26/01..............................      4.79#    300,017,993
  200,000,000 09/20/01..............................      4.71#    200,000,000
                                                                --------------
              TOTAL U.S. GOVERNMENT
              & AGENCY OBLIGATIONS (Cost
              $555,010,156)                                        555,010,156
                                                                --------------
    Shares
    ------
 OTHER SHORT-TERM INVESTMENT -- 0.55%
   12,048,837 Dreyfus Government
               Cash Management Fund
               (Cost $12,048,837)...................                12,048,837
                                                                --------------
 TOTAL INVESTMENTS
 (Cost $2,178,100,093*)                                 100.20% $2,178,100,093
 OTHER ASSETS & LIABILITIES (NET)....................    (0.20)     (4,399,138)
                                                        ------  --------------
 NET ASSETS..........................................   100.00% $2,173,700,955
                                                        ======  ==============

--------
*  Aggregate cost for Federal tax and book purposes.
#  Variable or floating rate securities-rate disclosed is as of March 31, 2001.

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments March 31, 2001
Government Money Fund




  Principal                                             Discount     Value
    Amount                                                Rate      (Note 1)
  ---------                                             -------- --------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 99.65%
              Federal Home Loan Bank:
 $100,000,000 04/12/01...............................     4.66%# $  100,000,000
  230,000,000 08/07/01...............................     5.12#     230,008,987
              Federal Home Loan Bank Discount Notes:
  390,000,000 04/02/01...............................     5.13      389,944,425
  100,000,000 07/02/01...............................     4.60       98,824,445
   50,000,000 07/17/01...............................     4.62       49,313,417
  300,000,000 Student Loan Marketing Association
              09/20/01...............................     4.71#     300,000,000
  300,000,000 U.S. Treasury Bill
              04/19/01...............................     4.93      299,260,500
                                                                 --------------
              TOTAL U.S. GOVERNMENT
              & AGENCY OBLIGATIONS (Cost
              $1,467,351,774)                                     1,467,351,774
                                                                 --------------

                                                                     Value
  Shares                                                            (Note 1)
  ------                                                         --------------
 OTHER SHORT-TERM INVESTMENT -- 0.54%
 7,960,089 Dreyfus Government Cash Management Fund
           (Cost $7,960,089)..........................           $    7,960,089
                                                                 --------------
 TOTAL INVESTMENTS
   (Cost $1,475,311,863*)..............................  100.19% $1,475,311,863
 OTHER ASSETS & LIABILITIES (NET)......................   (0.19)    (2,752,067)
                                                         ------  --------------
 NET ASSETS............................................  100.00% $1,472,559,796
                                                         ======  ==============

--------
*  Aggregate cost for Federal tax and book purposes.
#  Variable or floating rate securities-rate disclosed is as of March 31, 2001.

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments March 31, 2001
Treasury Money Fund




  Principal                                               Discount    Value
   Amount                                                   Rate     (Note 1)
  ---------                                               -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 98.86%
 $25,000,000 Federal Home Loan Bank
              04/12/01.................................     4.66%# $ 25,000,000
 140,000,000 Student Loan Marketing Association
              04/02/01.................................     5.13    139,980,050
 445,000,000 U.S. Treasury Bill
              04/19/01.................................     4.93    443,902,475
                                                                   ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $608,882,525)                                    608,882,525
                                                                   ------------

                                                                                                                     Value
                                      Shares                                                                        (Note 1)
                                      ------                                                                      ------------
 OTHER SHORT-TERM INVESTMENT -- 1.61%
                                                                        9,951,438 Dreyfus Government
                                                                                  Cash Management Fund
                                                                                  (Cost $9,951,438).....          $  9,951,438
 --------------------------------------------------------------------------------
                                                                                                                  ------------
  TOTAL INVESTMENTS
    (Cost $618,833,963*)................................................................................. 100.47% $618,833,963
  OTHER ASSETS & LIABILITIES (NET).......................................................................  (0.47)   (2,908,161)
                                                                                                          ------  ------------
  NET ASSETS............................................................................................. 100.00% $615,925,802
                                                                                                          ======  ============

--------
*  Aggregate cost for Federal tax and book purposes.
#  Variable or floating rate securities-rate disclosed is as of March 31, 2001.

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2001
Tax-Exempt Money Fund




  Principal                                                            Value
   Amount                                                            (Note 1)
  ---------                                                         -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 70.11%
 $ 7,500,000 Anne Arundel County, Maryland, General Obligation
             Bonds,
             3.250%, 07/10/2001..................................   $ 7,500,000
  13,800,000 Anne Arundel County, Maryland, General Obligation
             Bonds, Series A, 3.250%, 07/10/2001.................    13,800,000
  15,180,000 Austin, Texas, Combined Utilities, Series A, 3.150%,
             06/07/2001..........................................    15,180,000
  18,600,000 Brownsville, Texas, Utility Systems, General
             Obligation Bonds, Series A, (MBIA), 3.400%,
             09/01/2025+.........................................    18,600,000
  16,000,000 Burke County, Georgia, Oglethorpe Pike, Commercial
             Paper,
             3.100%, 06/06/2001..................................    16,000,000
  15,000,000 Burke County, Georgia, Oglethorpe Pike, Commercial
             Paper,
             3.300%, 06/07/2001..................................    15,000,000
   9,400,000 Chicago, Illinois, Board of Education, General
             Obligation Bonds, Series D, 3.500%, 03/01/2032+ ....     9,400,000
  30,000,000 City of Phoenix, Arizona, Commercial Paper, 3.050%,
             04/10/2001..........................................    30,000,000
  12,000,000 City of Phoenix, Arizona, Commercial Paper, 3.100%,
             07/12/2001..........................................    12,000,000
  32,238,000 Clark County, Nevada, Airport Improvement Revenue
             Bonds, Series A, (MBIA), 3.400%, 07/01/2012+........    32,238,000
  20,300,000 Cleveland, Ohio, Airport System Revenue Bonds,
             Series C, (FSA) 3.400%, 01/01/2031+.................    20,300,000
   5,000,000 Connecticut State, Commercial Paper, 4.000%,
             06/15/2001 .........................................     5,004,004
   7,500,000 Custer County, Idaho, Pollution Control Refunding
             Revenue Bonds, Amoco Oil Co. Project, 3.100%,
             10/01/2009+.........................................     7,500,000
  22,000,000 Des Moines, Iowa, Hospital Facilities Revenue Bonds,
             Iowa Methodist Medical Center Project,
             3.500%, 08/01/2015+.................................    22,000,000
  32,240,000 Detroit, Michigan, Sewerage Disposal Revenue Bonds,
             Series A, (MBIA), 3.600%, 07/01/2023+ ..............    32,240,000
  15,000,000 District of Columbia, American National Red Cross,
             Commercial Paper, 3.150%, 07/11/2001................    15,000,000
  19,400,000 District of Columbia, American National Red Cross,
             Commercial Paper, 3.150%, 06/14/2001................    19,400,000
  21,400,000 District of Columbia, American National Red Cross,
             Series 2000,
             3.350%, 06/11/2001..................................    21,400,000
   9,245,000 District of Columbia, Geographic Society, Revenue
             Bonds,
             3.450%, 10/01/2014+ ................................     9,245,000
   8,090,000 Florida State, Municipal Power Agency, Revenue
             Bonds, 3.500%, 10/01/2019...........................     8,090,000

  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $ 4,028,000 Gainsville, Florida, Utility Systems, Commercial
             Paper,
             3.200%, 07/09/2001...................................   $ 4,028,000
  25,000,000 Gainsville, Florida, Utility Systems, Commercial
             Paper,
             3.350%, 07/09/2001...................................    25,000,000
   6,900,000 Garden City, Kansas, Industrial Development Revenue
             Bonds,
             3.500%, 01/01/2008+..................................     6,900,000
  41,200,000 Georgia, Municipal Electric Authority, Revenue Bonds,
             Series D, 2.300%, 01/01/2020+........................    41,200,000
  14,550,000 Georgia, Municipal Electric Authority, General
             Obligation Bonds, Series E, 3.400%, 01/01/2020+......    14,550,000
  35,000,000 Harris, Texas, Government, Commercial Paper, 3.200%,
             04/09/2001...........................................    35,000,000
   8,000,000 Hockley County, Texas, Commercial paper, 4.350%,
             05/01/2001...........................................     8,000,000
   9,400,000 Houston, Texas, General Obligation Bonds, Series A,
             3.100%, 06/06/2001...................................     9,400,000
  13,000,000 Houston, Texas, General Obligation Bonds, Series A,
             3.100%, 06/06/2001...................................    13,000,000
   4,900,000 Houston, Texas, General Obligation Bonds, Series B,
             3.100%, 06/06/2001...................................     4,900,000
  15,000,000 Illinois Development Finance Authority, Pollution
             Control, Revenue Bonds, 3.450%, 10/15/2014+..........    15,000,000
   4,000,000 Illinois Development Finance Authority, Pollution
             Control, Revenue Bonds, 3.550%, 06/01/2031+..........     4,000,000
  16,600,000               Illinois Educational
                           Facilities Authority,
                           Revenue Bonds, 3.550%,
                           03/01/2027+..............                  16,600,000
  14,500,000               Illinois Health
                           Facilities Authority
                           Revenue Bonds, Series A,
                           3.500%, 10/01/2010+......                  14,500,000
  50,000,000               Indiana State, Office
                           Building Commission,
                           Revenue Bonds,
                           3.350%, 07/10/2001.......                  50,000,000
  20,000,000               Indianapolis, Indiana,
                           Commercial Paper, 3.200%,
                           07/13/2001...............                  20,000,000
  10,600,000               Indianapolis, Indiana,
                           Gas Utility Systems,
                           Commercial Paper,
                           4.400%, 04/10/2001.......                  10,600,000
   8,500,000               Indianapolis, Indiana,
                           Gas Utility Systems,
                           Commercial Paper,
                           3.200% 04/05/2001........                   8,500,000
   9,000,000               Indianapolis, Indiana,
                           Local Public Bank,
                           General Obligations
                           Bonds, Series F, 4.750%,
                           07/09/2001 ..............                   9,017,520
  10,280,000               Intermountain, Power
                           Authority, General
                           Obligation Bonds,
                           3.250%, 05/24/2001.......                  10,280,000
  16,500,000               Jacksonville, Florida,
                           Commercial Paper, 3.350%,
                           04/12/2001 ..............                  16,500,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2001
Tax-Exempt Money Fund -- (continued)




  Principal                                                          Value
   Amount                                                           (Note 1)
  ---------                                                      --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $ 9,500,000 Jacksonville, Electric Power Authority, General
             Obligation Bonds, Series C-1, 3.300%, 05/08/2001.   $    9,500,000
  20,000,000 Jacksonville, Florida Capital Project Revenue
             Bonds, Series 2, (AMBAC), 3.500%, 10/01/2022+....       20,000,000
   8,740,000 Kansas City, Kansas, Pollution Control, Revenue
             Bonds, 3.650%, 11/01/2007+.......................        8,740,000
   9,465,000 Kentucky State, Property & Buildings, General
             Obligation Bonds, Series A, 4.000%, 08/01/2001...        9,488,379
  20,000,000 King County Water & Sewerage, Commercial Paper,
             Series A,
             3.350%, 06/07/2001...............................       20,000,000
  15,000,000 King County Water & Sewerage, Commercial Paper,
             3.350%, 04/03/2001...............................       15,000,000
  21,650,000 Lincoln, Nebraska, Lincoln Electric System,
             Commercial Paper,
             3.200%, 09/12/2001...............................       21,650,000
   7,600,000 Lincoln County, Wyoming, Pollution Control,
             Revenue Bonds,
             4.350%, 04/01/20001+.............................        7,600,000
  27,850,000 Massachusetts State, General Obligation Bonds,
             Series A, 5.000%, 09/06/2001.....................       28,053,786
  35,000,000 Michigan State, Building Authority, Commercial
             Paper,
             3.350%, 06/13/2001...............................       35,000,000
  32,000,000 Michigan State Building Authority, Commercial
             Paper, Series 25,
             3.350%, 04/10/2001...............................       32,000,000
  20,000,000 Michigan State Building Authority, Commercial
             Paper, Series 25,
             3.400%, 06/12/2001...............................       20,000,000
  30,000,000 Minneapolis, Minnesota, Convention Center,
             General Obligation Bonds, 3.350%, 12/01/2018+....       30,000,000
  25,500,000 Montgomery, Alabama, Commercial Paper, Series
             1990,
             3.250%, 04/10/2001...............................       25,500,000
  13,300,000 Mount Vernon, General Electric, Commercial Paper,
             3.400%, 04/05/2001...............................       13,300,000
  20,000,000 New Jersey Transit, General Obligation Bonds,
             2.950%, 04/02/2001...............................       19,999,263
  15,000,000 New Jersey Transit, General Obligation Bonds,
             3.050%, 06/14/2001...............................       15,000,000
   8,000,000 New York City, New York, Municipal Water
             Authority, Commercial Paper, 2.850%, 04/02/2001..        7,999,127
  24,000,000 New York City, New York, Municipal Water
             Authority, Commercial Paper 2.850%, 10/17/2001...       24,000,000
  20,000,000 New York City, New York, Transitional Financing
             Authority Trust Acceptance, General Obligation
             Bonds, Series 2000-1, 3.450%, 06/29/2001+........       20,000,000

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                       --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $15,600,000 Ohio State University, General Receipts Revenue
             Bonds, Series C,
             3.300%, 04/11/2001................................   $   15,600,000
   9,500,000 Ohio State University, Commercial Paper, Series C,
             4.100%, 04/09/2001................................        9,500,000
  27,000,000 Omaha, Nebraska, Public Power District, Commercial
             Paper,
             2.700%, 04/04/2001................................       27,000,000
  10,000,000 Omaha, Nebraska, Public Power District, Commercial
             Paper,
             3.150%, 07/12/2001................................       10,000,000
  25,050,000 Omaha, Nebraska, Public Power District, Commercial
             Paper,
             3.200%, 07/12/2001................................       25,050,000
  15,000,000 Orlando, Florida, Utilities Commission Water &
             Sewerage, Revenue Bonds, 3.200%, 08/15/2001.......       15,000,000
  10,000,000 Orlando, Florida, Utilities Commission Water &
             Sewerage, Revenue Bonds, 3.350%, 05/29/2001.......       10,000,000
  28,000,000 Private Colleges & Universities Building
             Facilities Authority, Georgia Revenue Bonds,
             Series B,
             3.450%, 11/01/2035+...............................       28,000,000
  10,655,000 Putnam County, Florida, Development Authority
             Pollution Control Revenue Bonds, 4.300%,
             03/15/2014........................................       10,655,000
  10,000,000 Salt River, Arizona, Electric & Gas, Revenue
             Bonds, Series A,
             3.350% 06/12/2001.................................       10,000,000
  24,000,000 Salt River, Arizona, Electric & Gas, Revenue
             Bonds, Series B,
             3.150%, 07/11/2001................................       24,000,000
  26,850,000 Salt River, Arizona, Electric & Gas, Commercial
             Paper,
             3.200%, 04/05/2001................................       26,850,000
  28,860,000 Salt River, Arizona, Electric & Gas, Commercial
             Paper,
             3.200%, 04/10/2001................................       28,860,000
  28,000,000 Salt River, Arizona, Electric & Gas, Tax & Revenue
             Anticipation Notes, Series B, 4.350%, 04/06/2001..       28,000,000
  10,000,000 San Antonio, Texas, Commercial Paper, 3.150%,
             07/11/2001........................................       10,000,000
  27,300,000 San Antonio, Texas, Water Commercial Paper,
             3.150%, 07/09/2001................................       27,300,000
  27,000,000 San Antonio, Texas, Water Commercial Paper,
             3.200%, 04/09/2001................................       27,000,000
  15,000,000 San Antonio, Texas, Water, Gas & Electric, Revenue
             Anticipation Notes, Series A, 3.300%, 05/08/2001..       15,000,000
  11,450,000 Seattle, Industrial Development Agency, Revenue
             Bonds, 3.750%, 06/12/2001.........................       11,450,000
  11,000,000 Seattle, Industrial Development Agency, Revenue
             Bonds, 3.750%, 06/12/2001.........................       11,000,000
  40,000,000 Shelby, Tennessee, Commercial Paper, Series 2000,
             2.950%, 06/08/2001................................       40,000,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2001
Tax-Exempt Money Fund -- (continued)




  Principal                                                           Value
   Amount                                                           (Note 1)
  ---------                                                       -------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $25,000,000 South Carolina, Public Service Revenue Bonds,
             3.150%, 05/30/2001................................   $  25,000,000
  34,000,000 St. James Parish, Louisiana, Pollution Control,
             Commercial Paper,
             3.300%, 05/16/2001................................      34,000,000
  16,600,000 Tennessee State School Board Association,
             Commercial Paper, Series A,
             3.300%, 05/21/2001................................      16,600,000
  10,000,000 Tennessee State School Board Association, General
             Obligation Bonds,
             3.200%, 05/16/2001................................      10,000,000
   4,000,000 Tennessee State School Board Association,
             Commercial Paper, 3.100%, 05/21/2001..............       4,000,000
   5,000,000 Tennessee State School Board Association,
             Commercial paper, Series A,
             3.350%, 05/16/2001................................       5,000,000
  20,000,000 Texas A&M University, Commercial Paper, 3.130%,
             06/26/2001........................................      20,000,000
  11,000,000 Texas, Public Finance Authority, General
             Obligation Notes, Series 93-A,
             4.350%, 04/10/2001................................      11,000,000
  27,520,000 Texas State, Veterans Housing Assistance-Fund I,
             General Obligation Bonds, 3.400%, 12/01/2016......      27,520,000
  86,075,000 Texas State, Tax & Revenue Anticipation Notes,
             5.250%, 08/31/2001................................      86,808,551
  35,000,000 Triborough Bridge & Tunnel Authority, New York,
             Revenue Bonds, Series A1, 5.000%, 01/17/2002......      35,661,182
  34,000,000 University of Missouri, University Facilities,
             Revenue Bonds, Series B, 3.450%, 11/01/2030             34,000,000
  25,000,000 University of Texas, Commercial Paper, Series A,
             3.200%, 07/13/2001................................      25,000,000
   2,000,000 University of Texas, Series A, Commercial Paper,
             3.400%, 04/17/2001................................       2,000,000
  24,000,000 Utah, Transit Authority Sales Tax & Revenue Bonds,
             3.450%, 09/01/2030................................      24,000,000
   4,420,000 Whiting, Indiana, Pollution Control, Revenue
             Bonds, 3.100%, 08/15/2001.........................       4,414,339
  10,000,000 Wisconsin State, Transit, General Obligation
             Commercial paper,
             Series 1997, 3.250%, 05/03/2001...................      10,000,000
                                                                  -------------
                                                                  1,834,972,151
                                                                  -------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  30.24%
             BANK OF AMERICA
   3,800,000 Mecklenburg County, North Carolina, Public Import,
             Revenue Bonds, Series C, 3.450%, 02/01/2013+......       3,800,000
  23,600,000 Mecklenburg County, North Carolina, General
             Obligation Bonds, Series C, 3.450%, 03/01/2014+...      23,600,000

  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT -- (con-
 tinued)
 $17,300,000 Meckenburg County, North Carolina, General Obligation
             Bonds, Series C, 3.500%, 03/01/2015+.................   $17,300,000
  10,000,000 Michigan Technological University Revenue Bonds,
             Series A, (AMBAC), 3.550%, 10/01/2018+...............    10,000,000
  46,725,000 Richmond, Virginia, General Obligation Anticipation
             Notes, Series B,
             3.600%, 06/30/2004+..................................    46,725,000
  14,800,000 University of Delaware, Revenue Bonds, 3.450%,
             11/01/2023+..........................................    14,800,000
  10,185,000 Washington State, Public Power Supply, System Nuclear
             Project No 1, Revenue Bonds, Series 1A-2,
             3.400%, 07/01/2017+..................................    10,185,000
  27,960,000 Washington State, Public Power Supply, System Nuclear
             Project No 1, Revenue Bonds, Series 1A-1,
             3.400%, 07/01/2017+..................................    27,960,000
             BANK OF NEW YORK
  15,500,000 Michigan State, New Center Development, Certificate
             Participation,
             4.000%, 10/01/2001...................................    15,557,352
  51,400,000 Triborough Bridge & Tunnel Authority, New York,
             Revenue Bonds, Series N16-Reg-D, 4.000%, 01/01/2003+.    51,400,000
             BANK ONE, N.A.
   8,925,000 Purdue University, Indiana, University Revenue Bonds,
             Series O, 3.500%, 07/01/2019+........................     8,925,000
             BANK ONE LOUISIANA
  16,070,000 Louisiana State, Offshore Terminal Authority
             Deepwater Port, Loop, Inc., First Stage-A, Revenue
             Bonds,
             3.500%, 09/01/2008+..................................    16,070,000
  15,900,000 Louisiana State, Offshore Terminal Authority
             Deepwater Port, Revenue Bonds, Loop LLC Project,
             3.550%, 10/01/2019+..................................    15,900,000
             BAYERISCHE LANDESBANK
  10,000,000 Baltimore, Maryland, Industrial Development Authority
             Capital, Revenue Bonds, 3.450%, 08/01/2016+..........    10,000,000
  40,500,000 Metropolitan Government, Nashville & Davidson County,
             Tennessee, Health & Education Facilities Board,
             Revenue Bonds, Series A, 3.450%, 10/01/2030+ ........    40,500,000
  30,000,000 Oklahoma State, Water Research Board, Revenue Bonds,
             3.450%, 09/01/2032+..................................    30,000,000
  30,000,000 Oregon State, General Obligation Bonds, Series 73H,
             3.450%, 12/01/2019+..................................    30,000,000
  35,000,000 Shelby County, Tennessee, Tax Anticipation Revenue
             Notes, Series A, 3.450%, 06/29/2001+.................    35,000,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2001
Tax-Exempt Money Fund -- (continued)




  Principal                                                             Value
   Amount                                                              (Note 1)
  ---------                                                           ----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT -- (con-
 tinued)
             BAYERISCHE VEREINSBANK
 $ 5,715,000 Minneapolis, Minnesota, General Obligation Bonds,
             Series B,
             3.350%, 12/01/2005+...................................   $5,715,000
   1,575,000 Minneapolis, Minnesota, General Obligation Bonds,
             Series, 1994 A,
             3.350%, 12/01/2005+...................................    1,575,000
   6,200,000 Minneapolis, Minnesota, General Obligation Bonds,
             3.350%, 12/01/2010+...................................    6,200,000
   2,235,000 Minneapolis, Minnesota, General Obligation Bonds,
             Series A,
             3.350%, 03/01/2012+...................................    2,235,000
   8,600,000 Minneapolis, Minnesota, General Obligation Bonds,
             3.350%, 03/01/2027+...................................    8,600,000
             BNP PARIBAS
  27,000,000 Baltimore, Maryland, Port Facilities Revenue Bonds,
             3.350%, 10/14/2011+...................................   27,000,000
             COMMERZBANK, A.G.
  56,190,000 Dade County, Florida, Water & Sewer Systems, Revenue
             Bonds, (FGIC),
             3.400%, 10/05/2022+...................................   56,190,000
             CREDIT LOCAL DE FRANCE
  17,600,000 District of Columbia, Multimodal-JFK Center, Revenue
             Bonds, (AMBAC), 3.450%, 10/01/2029+...................   17,600,000
             CREDIT SUISSE FIRST BOSTON
   9,430,000 Washington State, Public Power Supply System Project
             No. 2, Revenue Bonds, Series 2A-2, (MBIA),
             3.400%, 07/01/2012+...................................    9,430,000
             FIRST UNION NATIONAL BANK
  11,000,000 Capital Region Airport Commission, Virginia, Passenger
             Facilities Charge, Revenue Bonds, Series B,
             3.470%, 06/01/2029+...................................   11,000,000
             KEYBANK N.A.
  11,000,000 Indianapolis, Indiana, Thermal, Revenue Notes, Series
             A,
             5.000%, 05/01/2001....................................   11,014,861
             LANDESBANK HESSEN
  10,000,000 Chicago, Illinois, General Obligation Notes, 3.650%,
             01/03/2003............................................   10,000,000
  11,000,000 Hennepin County, Minnesota, General Obligation Bonds
             Series B,
             3.350%, 12/01/2020+...................................   11,000,000
             LASALLE NATIONAL BANK
  11,900,000 Flint, Michigan, Hospital Building Authority, Hurley
             Medical Center, Revenue Bonds, Series B,
             3.550%, 07/01/2015+...................................   11,900,000
  13,900,000 Illinois Health Facilities Authority, Revenue Bonds,
             Ingalls Memorial Hospital Bonds, Series C,
             3.700%, 01/01/2016+...................................   13,900,000

  Principal                                                            Value
   Amount                                                            (Note 1)
  ---------                                                         -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT -- (con-
 tinued)
 $14,800,000 Illinois Health Facilities Authority, Revenue Bonds,
             Series B,
             3.550%, 01/01/2016+.................................   $14,800,000
             MORGAN GUARANTY TRUST
   6,900,000 Kenton County, Kentucky, Industrial Building, Redken
             Labs, Inc. Project, Revenue Bonds, 3.500%,
             12/01/2014+.........................................     6,900,000
   2,100,000 Washington State, Public Power, Revenue Bonds,
             Series 3A-3,
             3.400%, 07/01/2018+.................................     2,100,000
             MORGAN STANLEY DEAN WITTER
   6,795,000 Atlanta, Georgia, Water & Waste, Revenue Bonds,
             Series 329, (FGIC),
             3.580%, 11/01/2038+.................................     6,795,000
  28,257,500 Clark County, Nevada, General Obligation
             Certificates, Series 351, (MBIA),
             3.360%, 07/01/2030+.................................    28,257,500
   8,000,000 Georgia State, General Obligation Certificates,
             Series 213,
             3.550%, 03/01/2009+.................................     8,000,000
  13,665,000 Florida State, Board of Education Capital Outlay,
             General Obligation Certificates, Series 374,
             3.530%, 06/01/2022+.................................    13,665,000
   9,600,000 Massachusetts State, General Obligation Bonds,
             Series 240,
             3.420%, 08/01/2008+.................................     9,600,000
   8,700,000 Omaha, Nebraska, Public Power District Electric,
             Revenue Bonds, Series 122, 3.600%, 02/01/2014+......     8,700,000
  10,750,000 Wisconsin State, Transit Revenue Bonds, Series 279,
             3.580%, 07/01/2009+.................................    10,750,000
             NATIONSBANK N.A.
  20,000,000 Richmond, Virginia, Public Utility, Revenue Notes,
             Series A,
             3.600%, 06/30/2001+.................................    20,000,000
             NBD BANK
  10,400,000 Indiana University, Student Residence Systems,
             Revenue Bonds,
             3.500%, 11/01/2018+.................................    10,400,000
             NORDDEUTSCHE LANDESBANK
  14,950,000 Brazos, Texas, Harbor Industrial Development Corp.,
             Badische Corp. Project, Revenue Bonds,
             3.350%, 12/01/2013+.................................    14,950,000
             SOCIETE GENERALE
  11,100,000 Illinois State, Toll Highway Authority, Revenue
             Bonds, Series B,
             3.450%, 01/01/2010+.................................    11,100,000
             TORONTO DOMINION BANK
   5,000,000 Utah State, General Obligation Bonds, Series B,
             3.350%, 07/01/2016+.................................     5,000,000
   9,500,000 Utah State, General Obligation Bonds, Series C,
             3.450%, 07/01/2016+.................................     9,500,000
                                                                    -----------
                                                                    791,599,713
                                                                    -----------

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2001
Tax-Exempt Money Fund -- (continued)




                                 Value
                                (Note 1)
                             --------------
 TOTAL INVESTMENTS
 (Cost
 $2,626,571,864*)... 100.35% $2,626,571,864
 OTHER ASSETS &
 LIABILITIES (NET)..  (0.35)     (9,242,728)
                     ------  --------------
 NET ASSETS......... 100.00% $2,617,329,136
                     ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.

AMBAC --American Municipal Bond Assurance Corp.
FGIC --Financial Guaranty Insurance Corp.
FSA --Financial Security Assurance
MBIA --Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At March 31, 2001, approximately, 30% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At March 31, 2001, approximately, 14% of the net assets are invested in Texas municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2001
New York Tax-Exempt Money Fund




  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 60.08%
 $23,000,000 Long Island Power Authority, New York, Electric
             Systems, Commercial Paper,
             3.150%, 05/08/2001...................................   $23,000,000
  10,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper,
             2.750%, 04/05/2001...................................    10,000,000
   5,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper,
             3.050%, 06/15/2001...................................     5,000,000
   5,000,000 Metropolitan Transportation Authority Transit
             Facility, Commercial Paper,
             Series 98, 3.050%, 06/13/2001........................     5,000,000
   3,000,000 Metropolitan Transportation Authority Transit System,
             Commercial Paper,
             3.100%, 05/29/2001...................................     3,000,000
   2,500,000 Metropolitan Transportation Authority of New York,
             Commercial Paper,
             3.250%, 05/07/2001...................................     2,500,000
   7,000,000 Metropolitan Transportation Authority Transit System,
             Commercial Paper,
             3.250%, 05/31/2001...................................     7,000,000
  10,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper,
             3.300%, 04/11/2001...................................    10,000,000
   5,000,000 Metropolitan Transportation Authority of New York,
             Commercial Paper,
             3.300%, 05/07/2001...................................     5,000,000
   5,000,000 Metropolitan Transportation Authority Transit System,
             Commercial Paper,
             3.300%, 05/29/2001...................................     5,000,000
  23,400,000 Nassau County, New York Interim Finance Authority
             Revenue Bonds, Series A-1,
             5.000%, 09/28/2001...................................    23,500,486
   4,605,000 New Rochelle, New York, Bond Anticipation Notes,
             Series B,
             4.750%, 04/12/2001...................................     4,605,748
   8,200,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Sytems Commercial
             Paper, Series 1,
             2.350%, 04/05/2001...................................     8,200,000
  10,000,000 New York City, New York, City Municipal Water
             Authority, Commercial Paper,
             2.850% 10/17/2001....................................    10,000,000
   2,800,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Systems Commercial
             Paper,
             Series 4, 2.550%, 04/09/2001.........................     2,800,000
     500,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Systems Commercial
             Paper,
             3.150%, 04/05/2001...................................       500,000
   6,000,000 New York City, New York, City Municipal Water
             Financing Authority, Water & Sewer Systems Commercial
             paper,
             3.350%, 04/02/2001...................................     6,000,000

  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $ 4,000,000 New York City, New York, General Obligation Bonds,
             Series H, Subseries H-6,
             3.150%, 08/01/2011+..................................   $ 4,000,000
   1,500,000 New York City, New York, General Obligation Bonds,
             3.300%, 02/01/2022+..................................     1,500,000
   5,000,000 New York City, New York, General Obligation Bonds,
             Series D, (FGIC),
             3.250%, 02/01/2021+..................................     5,000,000
   4,850,000 New York City, New York, Transitional Financing
             Authority Revenue Bonds, Future Tax Secured, Series
             A-2,
             3.250%, 11/15/2027+..................................     4,850,000
   5,000,000 New York City, New York, City Treasures Cultural
             Reserve, Asia Society Revenue Bonds, 3.450%,
             04/01/2030+..........................................     5,000,000
   5,000,000 New York City, New York, Transitional Financing
             Authority Trust Acceptance, Series 2000-1, 3.500%,
             06/29/2001+..........................................     5,000,000
   2,000,000 New York City, New York, Transitional Financing
             Authority Revenue Bonds, Future Tax Secured, Series
             A-2,
             3.250%, 11/15/2021+..................................     2,000,000
   2,500,000 New York City, New York, General Obligation Bonds,
             Series F-3,
             3.350%, 02/15/2013...................................     2,500,000
  16,325,000 New York State Dormitory Authority, Commercial Paper,
             3.000%, 09/12/2001...................................    16,325,000
  11,000,000 New York State Dormitory Authority, Mount Sinai
             Medical Center, Commercial Paper,
             3.050%, 07/12/2001...................................    11,000,000
  10,000,000 New York State Dormitory Authority, Mount Sinai
             Medical Center, Commercial Paper,
             2.800%, 06/08/2001...................................    10,000,000
   5,825,000 New York State Energy Research & Development
             Authority,
             3.150%, 08/01/2032+..................................     5,825,000
  17,000,000 New York State, General Obligation Environmental
             Quality, Series 97A,
             3.180%, 05/30/2001...................................    17,000,000
  11,600,000 New York State, General Obligation Environmental
             Quality,
             3.350%, 05/09/2001...................................    11,600,000
   6,400,000 New York State Housing Finance Agency, Service
             Contract Obligation Revenue Bonds, Series A, 3.200%,
             03/15/2027+..........................................     6,400,000
  10,700,000 New York State Housing Finance Agency, Revenue Bonds,
             3.200%, 03/15/2028+..................................    10,700,000
   5,000,000 New York State Local Government Assistance Corp.,
             Revenue Bonds, Series B,
             3.150%, 04/01/2025+..................................     5,000,000
  18,200,000 New York State Local Government Assistance Corp,
             Revenue Bonds, Series B,
             3.250%, 04/01/2023+..................................    18,200,000
  10,000,000 New York State Thruway Authority, Commercial Paper,
             3.050%, 06/19/2001...................................    10,000,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2001
New York Tax-Exempt Money Fund -- (continued)




  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $14,000,000 New York State Thruway Authority, Commercial Paper,
             3.250%, 04/05/2001.................................   $ 14,000,000
  10,000,000 New York State, New York, Power Authority,
             Commercial Paper,
             3.150%, 06/12/2001.................................     10,000,000
  25,000,000 New York, New York, Revenue Anticipation Notes,
             Series A,
             5.000%, 04/12/2001.................................     25,041,187
   3,000,000 New York, New York, General Obligation Bonds,
             Series B, Subseries B-6,
             3.700%, 08/15/2005+................................      3,000,000
   3,930,000 New York, New York, General Obligation Bonds,
             Series B, Subseries B8,
             3.250%, 08/15/2024+................................      3,930,000
   3,200,000 New York, New York, General Obligation Bonds,
             Series H-6,
             3.150%, 08/01/2012+................................      3,200,000
  15,000,000 New York, New York, Transitional Finance Authority
             Revenue Bonds,
             3.250%,11/01/2028+.................................     15,000,000
   3,840,000 New York City, New York, Health & Hospital Corp.,
             Revenue Bonds, Series A,
             3.350%, 02/15/2026+................................      3,840,000
  14,700,000 New York City, New York, Housing Development Corp.
             Multifamily Rent Housing Revenue Bonds, Parkgate
             Development, Series A, (FNMA)
             3.200%, 10/15/2028+................................     14,700,000
   2,300,000 New York State, Power Authority Revenue Bonds,
             Subseries 1,
             3.250%, 02/15/2021+................................      2,300,000
   7,447,000 Oyster Bay, New York, Bond Anticipation Notes,
             Series A,
             5.250%, 04/26/2001.................................      7,468,597
  10,000,000 Puerto Rico, General Development Bank,
             3.150%, 04/23/2001.................................     10,000,000
   5,000,000 Puerto Rico Commonwealth Highway & Transportation,
             Series A, (AMBAC),
             3.400%, 07/01/2028+................................      5,000,000
   9,500,000 Yonkers, New York, Bond Anticipation Notes, Series
             A,
             5.000%, 06/28/2001.................................      9,513,459
                                                                   ------------
                                                                    409,999,477
                                                                   ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  39.62%
             BANK OF NEW YORK
  35,000,000 Triborough Bridge & Tunnel Authority, New York,
             Revenue Bonds, Series N17,
             3.450%, 01/01/2003+................................     35,000,000
  20,500,000 Triborough Bridge & Tunnel Authority, New York,
             Revenue Bonds,
             3.500%, 01/01/2003+................................     20,500,000
   3,500,000 Yonkers, New York, Revenue Anticipation Notes,
             Series A, 5.000%, 06/28/2001.......................      3,508,292

  Principal                                                            Value
   Amount                                                             (Note 1)
  ---------                                                          ----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             BANKERS TRUST COMPANY
 $ 1,500,000 Dutchess County, New York, Industrial Development
             Agency Revenue Bonds, Toys "R" Us--NYTEX, Inc.
             Project,
             3.625%, 11/01/2019+...................................  $1,500,000
             BANK OF NOVA SCOTIA
  14,500,000 New York State Local Government Assistance Corp.
             Revenue Bonds, Series G,
             3.150%, 04/01/2025+...................................  14,500,000
  13,300,000 Suffolk County, New York, Water Authority Bond
             Anticipation Notes,
             3.350%, 05/01/2005+...................................  13,300,000
  18,700,000 Suffolk County, New York, Water Authority Bond
             Anticipation Notes,
             3.350%, 11/01/2002+...................................  18,700,000
  13,500,000 Suffolk County, New York, Tax Anticipation Notes,
             4.500%, 08/14/2001....................................  13,526,217
             BAYERISCHCE LANDESBANK
  11,000,000 New York State Local Government Assistance Corp.
             Revenue Bonds, Series A,
             3.300%, 04/01/2022+...................................  11,000,000
   5,600,000 Port Authority of New York & New Jersey, Special
             Obligation Revenue Bonds, Versatile Structures,
             3.700%, 08/01/2024+...................................   5,600,000
             CHASE MANHATTAN BANK
   8,000,000 New York State Dormitory Authority, Revenue Bonds,
             Memorial Sloan-Kettering, Series C,
             3.200%, 07/01/2019+...................................   8,000,000
             CREDIT LOCAL DE FRANCE
   6,800,000 Niagara Falls, New York, Bridge Common Toll Revenue
             Bonds, Series A, (FGIC),
             3.150%, 10/01/2019+...................................   6,800,000
             CREDIT SUISSE FIRST BOSTON
   6,200,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, (MBIA),
             3.250%, 08/01/2032+...................................   6,200,000
             DEXIA CREDIT LOCAL DE FRANCE
   4,600,000 Yonkers, New York, Industrial Development Agency,
             Civic Facility Revenue Bonds, Consumers Union
             Facility,
             3.300%, 07/01/2019+...................................   4,600,000
             FIRST UNION NATIONAL BANK
   8,895,000 New York State Dormitory Authority, New York Public
             Library, Revenue Bonds,
             Series A,
             3.300%, 07/01/2028....................................   8,895,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments March 31, 2001
New York Tax-Exempt Money Fund -- (continued)




  Principal                                                            Value
   Amount                                                             (Note 1)
  ---------                                                         ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
             LLOYDS TSB BANK PLC
 $22,000,000 Triborough Bridge & Tunnel Authority, Revenue Bonds,
             Series D, (FSA),
             3.150%, 01/01/2031+.................................   $ 22,000,000
             MORGAN GUARANTY TRUST
   2,000,000 New York City, New York, General Obligation Bonds,
             3.350%, 02/15/2018+.................................      2,000,000
   1,500,000 New York City, New York, General Obligation Bonds,
             Series J3,
             3.400%, 02/15/2016+.................................      1,500,000
  14,000,000 New York State Dormitory Authority, Revenue Bonds,
             Memorial Sloan-Kettering, 3.200%, 07/01/2026+.......     14,000,000
  16,520,000 Triborough Bridge & Tunnel Authority, Revenue Bonds,
             Series A,
             3.250%, 01/01/2031+.................................     16,520,000
             MANUFACTURERS & TRADERS
   8,800,000 New York City, New York, Industrial Development
             Agency, Civic Facilities Revenue Bonds, Jewish
             Community Center, 3.350%, 03/01/2030+...............      8,800,000
             SOCIETE GENERALE
   3,200,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds, Orange &
             Rockland Utilities, Series A, (AMBAC),
             3.250%, 08/01/2015+.................................      3,200,000
             TORONTO DOMINION BANK
  10,550,000 New York City, New York, General Obligation Bonds,
             Series F-2,
             3.250%, 02/15/2012+.................................     10,550,000
             WESTDEUTSCHE LANDESBANK
   4,975,000 Triborough Bridge & Tunnel Authority, New York,
             Revenue Bonds, Series C, (AMBAC), 3.150%,
             01/01/2013+.........................................      4,975,000

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  (continued)
 $15,000,000 Triborough Bridge & Tunnel Authority, New York Bond
             Anticipation Notes, Series A-1,
             5.000%, 01/17/2002.................................   $ 15,243,965
                                                                   ------------
                                                                    270,418,474
                                                                   ------------

 TOTAL INVESTMENTS
 (Cost $680,417,951*).....................................   99.70% $680,417,951
 OTHER ASSETS & LIABILITIES (NET).........................    0.30     2,027,040
                                                            ------  ------------
 NET ASSETS...............................................  100.00% $682,444,991
                                                            ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.

AMBAC--American Municipal Bond Assurance Corp.
FGIC --Financial Guaranty Insurance Corp.
FNMA --Federal National Mortgage Association
FSA --Financial Security Assurance
MBIA --Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At March 31, 2001, approximately, 40% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At March 31, 2001, approximately, 98% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

                                EXCELSIOR FUNDS
                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and collectively with Excelsior Fund, the "Funds") were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies.

  Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in nineteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund, Government Money Fund, Treasury Money Fund, portfolios of Excelsior Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by the Funds in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In November 2000, the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the Funds' financial statements.

  With regard to the Money Fund and the Government Money Fund, Excelsior Fund offers two classes of shares: Shares and Institutional Shares. At March 31, 2001, Government Money Fund has not issued Institutional Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of the Funds are presented separately.

  With regard to the Portfolios, it is the Funds' policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of the Portfolios has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolios will not vary.

  (a) Portfolio valuation:

    Securities are valued at amortized cost, which has been determined by each Fund's Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Repurchase agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior

  Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal taxes:

    It is the policy of the Funds that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 2001, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                         Expiration Date March 31,
                            ----------------------------------------------------
                             2003    2004   2005    2006   2007   2008    2009    Total
                            ------- ------ ------- ------ ------ ------- ------- -------
   Money Fund..............     --  $5,000 $12,000    --     --      --      --  $17,000
   Government Money Fund... $48,000  1,000     --  $6,000 $3,000 $19,000     --   77,000
   Tax-Exempt Money Fund...     --     --    7,000 35,000 27,000     --  $23,000  92,000
   New York Tax-Exempt
    Money Fund.............     --     --      --     --     --    7,000     --    7,000

    Post-October losses are deemed to arise on the first business day of a Portfolio's next taxable year. Tax-Exempt Money Fund and New York Tax-Exempt Fund incurred, and elected to defer, net capital losses of approximately $16,000 and $5,000, respectively, for the year ended March 31, 2001.

  (f) Expense Allocation:

    Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares are charged to such a class. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.25% of the average daily net assets of the Money Fund, the Government Money Fund and the Tax-Exempt Money Fund, 0.30% of the average daily net assets of the Treasury Money Fund, and 0.50% of the average daily net assets of the New York Tax-Exempt Money Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

  U.S. Trust Company, J.P. Morgan Investor Services Co. (formerly Chase Global Funds Services Company), a corporate affiliate of The Chase Manhattan Bank and Federated Administrative Services (collectively, the "Administrators") provide administrative services to the Funds. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the year ended March 31, 2001, administration fees charged by U.S. Trust Company were as follows:

     Money Fund...................................................... $1,208,606
     Government Money Fund...........................................    551,075
     Treasury Money Fund.............................................    259,900
     Tax-Exempt Money Fund...........................................  1,112,531
     New York Tax-Exempt Money Fund..................................    265,866

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2001 to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

     Money Fund -- Shares................................................. 0.50%
     Government Money Fund................................................ 0.50%
     Treasury Money Fund.................................................. 0.55%
     Tax-Exempt Money Fund................................................ 0.50%
     New York Tax-Exempt Money Fund....................................... 0.60%

  With regard to the Institutional Shares of Money Fund, U.S. Trust contractually agreed to waive fees and reimburse expenses through March 31, 2001, to the extent necessary to maintain an annual expense ratio of not more than 0.25%.

  U.S. Trust has extended the above contractual agreements for each Portfolio through the fiscal year ending March 31, 2002.

  For the year ended March 31, 2001, U.S. Trust waived investment advisory fees totaling $1,642,669 and $1,080,174 for Money Fund and New York Tax-Exempt Money Fund, respectively.

  The Funds have also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests, transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares, and providing periodic statements.

  Administrative servicing fees paid to affiliates of U.S. Trust amounted to $4,778,427 for the year ended March 31, 2001. Through July 31, 2000, U.S. Trust and the Administrators voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative servicing fees expense (including fees paid to affiliates of U.S. Trust) by such Portfolio. Effective August 1, 2000, U.S. Trust has voluntarily agreed to continue waiving investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative servicing fees expense paid to subsidiaries of U.S. Trust Corporation. For the year ended March 31, 2001, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative servicing fees for the Portfolios as follows:

                                                       U.S. Trust Administrators
                                                       ---------- --------------
     Money Fund....................................... $2,843,576      --
     Government Money Fund............................    316,995      $28
     Treasury Money Fund..............................    236,505      --
     Tax-Exempt Money Fund............................  1,642,130      --
     New York Tax-Exempt Money Fund...................     46,802      --

  Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of the Funds. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Each Independent Director of the Funds receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000. Each member of the Nominating Committee receives an annual fee of $2,000 for services in connection with this committee.

3. Capital Transactions:

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
31.375 billion of which is currently classified to represent interests in one of nineteen separate investment portfolios. Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 14 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 3 billion shares each of Money Fund and Government Money Fund, 2 billion shares each of Treasury Money Fund and New York Tax-Exempt Money Fund and 4 billion shares for Tax-Exempt Money Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of each Fund's Board of Directors. Since the Portfolios have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                          Money Fund
                                                 ------------------------------
                                                   Year Ended      Year Ended
                                                    03/31/01        03/31/00
                                                 --------------  --------------
Sold:
  Shares........................................ $8,187,229,059  $6,092,031,150
  Institutional Shares*.........................  1,853,270,144     934,355,336
Issued as reinvestment of dividends:
  Shares........................................     10,781,681       5,196,004
  Institutional Shares*.........................      4,063,623         514,849
Redeemed:
  Shares........................................ (7,774,154,464) (5,603,747,004)
  Institutional Shares*......................... (1,847,673,568)   (661,873,162)
                                                 --------------  --------------
Net Increase.................................... $  433,516,475  $  766,477,173
                                                 ==============  ==============
                                                     Government Money Fund
                                                 ------------------------------
                                                   Year Ended      Year Ended
                                                    03/31/01        03/31/00
                                                 --------------  --------------
Sold............................................ $8,183,038,346  $6,769,848,784
Issued as reinvestment of dividends.............      5,659,263       2,370,376
Redeemed........................................ (7,488,830,724) (6,641,358,562)
                                                 --------------  --------------
Net Increase.................................... $  699,866,885  $  130,860,598
                                                 ==============  ==============
                                                      Treasury Money Fund
                                                 ------------------------------
                                                   Year Ended      Year Ended
                                                    03/31/01        03/31/00
                                                 --------------  --------------
Sold............................................ $3,194,878,520  $3,094,444,326
Issued as reinvestment of dividends.............      7,449,638       3,419,901
Redeemed........................................ (3,111,818,829) (3,066,662,817)
                                                 --------------  --------------
Net Increase.................................... $   90,509,329  $   31,201,410
                                                 ==============  ==============
                                                     Tax-Exempt Money Fund
                                                 ------------------------------
                                                   Year Ended      Year Ended
                                                    03/31/01        03/31/00
                                                 --------------  --------------
Sold............................................ $9,484,910,892  $7,064,065,118
Issued as reinvestment of dividends.............      2,950,084       2,141,478
Redeemed........................................ (8,921,624,582) (6,518,247,292)
                                                 --------------  --------------
Net Increase.................................... $  566,236,394  $  547,959,304
                                                 ==============  ==============

--------
*Institutional Shares of the Money Fund commenced operations December 16, 1999.

                                                   New York Tax-Exempt Money
                                                             Fund
                                                 ------------------------------
                                                   Year Ended      Year Ended
                                                    03/31/01        03/31/00
                                                 --------------  --------------
Sold............................................ $2,042,368,168  $1,354,331,537
Issued as reinvestment of dividends.............      2,398,936         874,191
Redeemed........................................ (1,783,720,999) (1,239,514,040)
                                                 --------------  --------------
Net Increase.................................... $  261,046,105  $  115,691,688
                                                 ==============  ==============

4. Line of Credit:
  The Funds and other affiliated funds participate in a $25 million ($250 million prior to February 28, 2001) unsecured line of credit provided by The Chase Manhattan Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Funds at the end of each quarter. For the year ended March 31, 2001, the Funds had no borrowings under the agreement.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders
and Boards of Directors of
Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc.

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Treasury Money, Government Money, Money, Tax-Exempt Money, and New York Tax-Exempt Money Funds (three of the portfolios constituting the Excelsior Funds, Inc. and two of the portfolios constituting the Excelsior Tax-Exempt Funds, Inc.) (collectively, the "Funds") as of March 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Money, Government Money, Money, Tax-Exempt Money, and New York Tax-Exempt Money Funds at March 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                            /s/ Ernst & Young LLP

Boston, Massachusetts
May 15, 2001

                      Federal Tax Information: (Unaudited)

  For the year ended March 31, 2001, the percentage of income earned from direct treasury obligations was as follows:

                                                                        Interest
                                                                         Earned
                                                                        --------
   Money Fund..........................................................  39.03%
   Government Money Fund...............................................  79.14%
   Treasury Money Fund.................................................  96.71%
   Tax-Exempt Money Fund...............................................     --
   New York Tax-Exempt Money Fund......................................     --

  For the year ended March 31, 2001, the percentage of exempt interest dividends paid was approximated as follows:

   Money Fund...........................................................     --
   Government Money Fund................................................     --
   Treasury Money Fund..................................................     --
   Tax-Exempt Money Fund................................................ 100.00%
   New York Tax-Exempt Money Fund....................................... 100.00%

--------------------------------------------------------------------------------